Note 1 - Description of the Business and Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 23, 2008
Note 1 - Description of the Business and Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of Ownership in Subsidiaries	100.00%
Number of Wholly Owned Subsidiaries	2
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	833,333	833,333
Building and Building Improvements [Member] | Maximum [Member]
Note 1 - Description of the Business and Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Building and Building Improvements [Member] | Minimum [Member]
Note 1 - Description of the Business and Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Equipment [Member] | Maximum [Member]
Note 1 - Description of the Business and Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Furniture and Equipment [Member] | Minimum [Member]
Note 1 - Description of the Business and Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years